Other Assets - Equity investment in joint venture (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Total	$ 366
Current assets:
Cash	6,313	$ 3,629
Current assets	15,717	17,434
Current liabilities [abstract]
Current liabilities	6,716	8,004
Equity	126,670	116,630	$ 112,456
Total Liabilities and Shareholders' Equity	145,353	$ 133,018
MNR
Disclosure of joint ventures [line items]
Initial capital on equity investment	100
Additional capital to equity investment	266
Total	366
Current assets:
Cash	199
Work in progress	2,590
Other assets	374
Current assets	3,163
Current liabilities [abstract]
Current liabilities	2,433
Equity	730
Total Liabilities and Shareholders' Equity	$ 3,163